The J.P. Morgan Institutional Funds
60 State Street, Suite 1300
Boston, MA 02109
(617) 557-0700

January 12, 1998


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

Re: J.P. Morgan Institutional Funds (the "Registrant") (File Nos. 33-54642 and 811-7342)for J.P. Morgan Institutional Treasury Money Market Fund,
J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Service Treasury Money Market Fund (the "Funds") and the
J.P. Morgan Institutional Funds Statements of Additional Information relating to the Funds dated January 7, 1998, respectively.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses and statements of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 46 to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on January 7, 1998 (Accession No. 0001042058- 98-000008).

Please direct any comments or questions concerning this certification to the undersigned at (617) 557-0700.

Very truly yours,

J.P. MORGAN INSTITUTIONAL FUNDS


By:      /s/ Christopher J. Kelley
         Christopher J. Kelley
         Vice President and Assistant Secretary